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                 The American Life Insurance Company of New York
                          435 Hudson Street, 2nd Floor
                            New York, New York 10014

                                December 18, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The American Life Insurance Company of New York
                  The American Separate Account 5
                  File No. 333-62662

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, I hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 1 to Registrant's registration statement on Form N-4, the most recent amendment to the registration statement; and

2. The text of post-effective amendment no. 1 to the Registrant's registration statement on Form N-4 was filed electronically with the Securities and Exchange Commission on December 13, 2001 (accession number 0000912057-01-542995).

If you have any questions, please call me at (502) 587-3809.

Sincerely,

By:      /s/ John R. McGeeney
Name:    John R. McGeeney
Title:   General Counsel